Share capital	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Share capital
16.
Share capital

Authorised share capital

There is no requirement under the UK Companies Act for the Company to have Authorised Capital.

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2023	373,037,667	4,808	154,136
Shares issued during the year	280,940	0	17
Shares bought back, held as treasury stock*	(10,688,015)	(0)	—
As at March 31, 2024	362,630,592	4,808	154,153
Shares issued during the year	138,553	0	51
As at March 31, 2025	362,769,145	4,808	154,204
Shares issued during the year	1,633,546	0	1,161
Shares forfeited during the year	(1)	(0)	-
As at March 31, 2026 (INR)	364,402,690	4,808	155,365
As at March 31, 2026 (USD)	364,402,690	51	1,656

*Capital Reduction and Share Repurchase Program

On February 2, 2022, the Company’s Board of Directors approved the Company’s proposal to commence a share repurchase program of up to USD 250 worth of its Class A Ordinary Shares (the “Share Repurchase Program”) by way of open market purchases and the Company engaged Credit Suisse Securities (USA) LLC and Mizuho Securities USA LLC as its brokers (the Brokers) for the Share Repurchase Program.

During the year ended March 31, 2024, the Brokers purchased 10,688,015 Class A Ordinary Shares for a consideration equivalent of INR 4,926. All the foregoing shares (including the 1,655,300 which were held pending cancellation as of March 31, 2022) were repurchased into treasury by the Company. Consequently, the retained earnings account for the year ended March 31, 2024 was reduced by INR 4,926.

During the year ended March 31, 2026 and 2025, no Class A Ordinary Shares were purchased by the Company. As of March 31, 2026 and 2025, we held 38,698,288 Class A Ordinary Shares as treasury shares.

Terms / rights attached to equity shares of the Company

The Company has four classes of shares outstanding as follows:

Class of shares	Nominal value	Number of shares	Terms / rights

a) Class A shares	USD 0.0001	246,038,922

The holders of the Class A ordinary shares shall be entitled to receive distributions, in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class A ordinary shares held by them and pro rata with all other shares in the capital of the company which are entitled to distributions. Each holder of equity shares is entitled to one vote per share.

b) Class B shares	USD 0.0001	1

The holder of the Class B ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the articles of association (Articles), only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

Holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by the founder investors (and their affiliates) (as defined in the articles) as of the relevant time. The Class B ordinary share may not be transferred by the holder thereof to any person other than the founder’s affiliates (as defined in the articles).

			Class B shares are held by CEO of the Company.

			The Company may in its sole discretion redeem and cancel the Class B Share for par value at any time after the Founder Investors and their respective Affiliates cease to hold any RPL ordinary Shares.

Class of shares	Nominal value	Number of shares	Terms / rights
c) Class C shares	USD 0.0001	118,363,766

The holders of the Class C ordinary shares shall be entitled to receive distributions in the form of dividends, return of capital on a winding up or any other means in proportion to the number of Class C ordinary shares held by them and pro rata with all other shares (as defined in the articles) in the capital of the company which are entitled to distributions. This class of share does not carry voting rights. Each Class C ordinary share shall automatically be re-designated as one (1) Class A ordinary share in the hands of a transferee (other than where such transferee is an affiliate), however, a transferee may continue to hold Class C Ordinary Shares if the conditions of re-designation under the Articles of the Company are not met.

d) Class D shares	USD 0.0001	1

The holder of the Class D ordinary share shall be entitled to participate in distributions of the company, whether in the form of dividends, returns of capital on a winding up or any other means as per the terms of the Articles , only during the period from the date on which the Company's Articles (as adopted on August 20, 2021) were adopted until the date that is three (3) years following the date of adoption.

The holder is entitled to a number of voting rights from time to time equal to the equivalent voting beneficial shares (as defined in the articles) held by Canada Pension Plan Investment Board (and its affiliates) (as defined in the articles) as of the relevant time.

The Company shall redeem and cancel the Class D Share for nominal value as soon as reasonably practicable after the transfer to the Company of all of the RPL ordinary Shares held in exchange for Class A Shares pursuant to the terms defined in the Articles.

Total shares		364,402,690